Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 18, 2011 Month	Dec. 28, 2011 Month	Dec. 31, 2011 Contract
Number of reinsurance contracts			2
Coverage amount	$ 100	$ 100
Coverage period, months	18	24
Other reinsurance-related expenses			5.9
Other assets			$ 9.0